Average Annual Total Returns - ProShares Ultra MSCI Brazil Capped	None OneYear	None FiveYears	None SinceInception	None InceptionDate	None After Taxes on Distributions OneYear	None After Taxes on Distributions FiveYears	None After Taxes on Distributions SinceInception	None After Taxes on Distributions InceptionDate	None After Taxes on Distributions and Sales of Shares OneYear	None After Taxes on Distributions and Sales of Shares FiveYears	None After Taxes on Distributions and Sales of Shares SinceInception	None After Taxes on Distributions and Sales of Shares InceptionDate	MSCI Brazil 25/50 Index OneYear		MSCI Brazil 25/50 Index FiveYears		MSCI Brazil 25/50 Index SinceInception		MSCI Brazil 25/50 Index InceptionDate
Total	44.04%	1.18%	(13.22%)	Apr. 27, 2010	43.67%	1.11%	(13.24%)		26.04%	0.87%	(8.33%)		26.30%	[1],[2]	(0.33%)	[1],[2]	(0.53%)	[1],[2]	[1],[2]

[1]	Index performance through February 10, 2013 reflects the performance of the MSCI Brazil Index. Index performance beginning on February 11, 2013 reflects the performance of the MSCI Brazil 25/50 Index.
[2]	Reflects no deduction for fees, expenses or taxes. Returns are gross returns that do not reflect the reduction of any withholding taxes, and are adjusted to reflect the reinvestment of dividends paid by companies in the Index. "Since Inception" returns are calculated from the date the Fund commenced operations, not the date of inception of the Index.